Allowance for Doubtful Accounts Relating to Trade Accounts and Notes Receivable (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for doubtful accounts at beginning of year	¥ 46,144	¥ 44,097	¥ 44,047
Provision for doubtful accounts, net of reversal	3,405	1,745	5,843
Write-offs	(1,162)	(457)	(699)
Other	(869)	759	(5,094)
Allowance for doubtful accounts at end of year	¥ 47,518	¥ 46,144	¥ 44,097